Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	15,947.43
Total Transaction Valuation	115,477,416.00
Total Offset Amount	0.00
Net Fee	$ 15,947.43
Offering Table N/A
Offset Table N/A	N/A